                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 03-28-02

Check here if Amendment [X]; Amendment Number:   1
This Amendment (Check only one):  [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 400 Royal Palm Way
         Suite 212
         Palm Beach, FL 33480

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill, Jr.
Title: Chief Financial Officer
Phone: 561-832-4110

Signature, Place, and Date of Signing:

 /s/ J. W. O'Neill, Jr.                Palm Beach, FL                  4-14-03
------------------------           ----------------------           ------------
     [Signature]                       [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number           Name


       -------------------           ---------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                        -----------
Form 13F Information Table Entry Total:     87
                                        -----------
Form 13F Information Table Value Total:   117,527
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number        Name

           28-10442                    NONE
    ----   -------------------         ---------------------------------
    [Repeat as necessary.]

Otter Creek Management
PORTFOLIO APPRAISAL
28-Mar-02

FOR M 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                                     -
Form 13F Information Table Entry Total:                               87
Form 13F Information Table Value Total:                          117,527

FORM 13F INFORMATION TABLE

                                                                                                                   VOTING AUTHORITY

NAME OF ISSUER                                                            TITLE OF CLASS             CUSIP         VALUE (x$1000)
------------------------------------------------                   ----------------------------    ---------       --------------
ACCEPTANCE INSURANCE COMPANIES INC                                 COMMON STOCK                    004308102                   87
ADAPTEC INC CONV SUB NOTES                                         CONVERTIBLE BONDS               00651fac2                1,659
ADELPHIA COMMUNICATIONS CORP CONV SUB NTS 3.25% 05/01/2021         DEFAULTED CORPORATE BONDS       006848bh7                  402
ADEPT TECHNOLOGY INC                                               COMMON STOCK                    006854103                   55
AEGON NV-ORD AMERICAN REGD DG 1 PAR                                COMMON STOCK                    007924103                  690
ALBANY MOLECULAR RESH INC COM                                      COMMON STOCK                    012423109                  568
ANSWERTHINK INC                                                    COMMON STOCK                    036916104                  169
APPLIED FILMS CORP COM                                             COMMON STOCK                    038197109                  827
ARBOR SOFTWARE CORP SUB NOTE CONV                                  CONVERTIBLE BONDS               038918ac2                   54
BANK OF CAROLINAS MOCKSVILLE NORTH CAROLIN                         COMMON STOCK                    06423t102                  260
BANKATLANTIC BANCORP INC CONV SUB DEBS                             CONVERTIBLE BONDS               065908ac9                  153
BURLINGTON RES INC COM                                             COMMON STOCK                    122014103                5,613
CABLE & WIRELESS PLC SPONSORED ADR                                 AMERICAN DEPOSITORY RECEIPTS    126830207                1,693
CENUCO INC                                                         COMMON STOCK                    15670x104                    7
CIENA CORP NT CVT3.750% 02/01/2008 DD 02/09/01                     CONVERTIBLE BONDS               171779AA9                5,605
CLARENT CORP                                                       COMMON STOCK                    180461105                  146
CORNING CVTZEROCPN 11/08/2015 DD 11/08/00                          CONVERTIBLE BONDS               219350AJ4                3,075
DENTSPLY INTERNATIONAL INC NEW                                     COMMON STOCK                    249030107                  927
DEVON ENERGY COR SR DEB CONVZEROCPN 06/27/2020 DD 12/01/00         CONVERTIBLE BONDS               25179MAD5                5,914
DIAMOND OFFSHORE DRILLING INC DEB ZERO CPN                         CONVERTIBLE BONDS               25271cac6                2,040
DIAMONDS TRUST-UNIT SERIES 1                                       COMMON STOCK                    252787106                  373
DRUGSTORE COM INC COM                                              COMMON STOCK                    262241102                  653
EL PASO CORP CONV DEB 0% CPN                                       CONVERTIBLE BONDS               28336lac3                3,559
ELECTRIC FUEL CORP COM                                             COMMON STOCK                    284871100                   31
EMPIRE FEDERAL BANCORP INC                                         COMMON STOCK                    291657104                  404
ENERGY FACTORS CV S/D-REG                                          CONVERTIBLE BONDS               292667ab8                  336
EVOLVING SYSTEMS INC                                               COMMON STOCK                    30049r100                   25
EXTREME NETWORKS CVT 144A3.500% 12/01/2006 DD 12/05/01             CONVERTIBLE BONDS               30226DAA4                  247
FINANCIAL INDS CORP                                                COMMON STOCK                    317574101                  861
FIRST FEDERAL CAPITAL CORP                                         COMMON STOCK                    319960100                  189
FLOW INTL INC                                                      COMMON STOCK                    343468104                4,006
FREEPORT MCMORAN COPPER & GOLD INC-DEP SHS                         PREFERRED STOCK                 35671d600                2,831
FREEPORT-MCMORAN COPPER & GOLDDEP SH REP 0                         CONVERTIBLE PREFERRED           35671D501                2,697
FSI INTL INC                                                       COMMON STOCK                    302633102                  294
GATX CORP COM                                                      COMMON STOCK                    361448103                  890
GENERAL MOTORS CORP-CL H NEW                                       COMMON STOCK                    370442832                  411
GLOBESPAN VIRATA INC                                               COMMON STOCK                    37957v106                  312
GREAT LAKES CHEMICAL CORP                                          COMMON STOCK                    390568103                  282
HUMAN GENOME SCIENCES INC SUB NTE CONV                             CONVERTIBLE BONDS               444903af5                  280
INFOCUS CORP COM                                                   COMMON STOCK                    45665B106                1,930
INNOVEDA INC COM                                                   COMMON STOCK                    45769f102                  294
INTERNAP NETWORK SVCS CORP COM                                     COMMON STOCK                    45885A102                  304
INTERNATIONAL RECTIFIER CORP4.250% 07/15/2007 DD 07/19/00          CONVERTIBLE BONDS               460254AE5                7,225
J C PENNEY COMPANY INC CONV SUB NOTES 144A                         CONVERTIBLE BONDS               708160bu9                  933
JUNIPER NETWORKS INC SUB NT CONV                                   CONVERTIBLE BONDS               48203raa2                1,420
KERR MCGEE CORP DECS % EXCHANGEABLE INTO C                         PREFERRED STOCK                 492386305                1,682
LANTRONIX INC                                                      COMMON STOCK                    516548104                   26
LSB FINANCIAL CORP                                                 COMMON STOCK                    501925101                  499
MAGNETEK INC                                                       COMMON STOCK                    559424106                  179
MANUFACTURERS SERVICES LTD                                         COMMON STOCK                    565005105                   53
MAVERICK TUBE CORP COM                                             COMMON STOCK                    577914104                3,636
MAXTOR CORP COM NEW                                                COMMON STOCK                    577729205                  218
MERCURY INTERACTIVE CORP SUB NT CONV                               CONVERTIBLE BONDS               589405ab5                1,444
MOTOROLA INC SUB LIQUID YLD OPT NOTE ZERO                          CONVERTIBLE BONDS               620076aj8                1,604
NATIONAL SEMICONDUCTOR CORPCOM                                     COMMON STOCK                    637640103                  643
NATIONAL-OILWELL INC                                               COMMON STOCK                    637071101                1,773
NETOPIA INC                                                        COMMON STOCK                    64114k104                   67
OAK INDUSTRIES INC SUB CONV NTS                                    CONVERTIBLE BONDS               671400al3                1,143
OMNIVISION TECHNOLOGIES INC                                        COMMON STOCK                    682128103                  180
PALM INC                                                           COMMON STOCK                    696642107                   44
PARK ELECTROCHEMICAL COM                                           COMMON STOCK                    700416209                  725
PC-TEL INC COM                                                     COMMON STOCK                    69325Q105                  554
PETROCORP INC                                                      COMMON STOCK                    71645N101                4,448
PHARMACEUTICAL HOLDRS TR DEPOSITARY RCPT                           COMMON STOCK                    71712a206                  238
Progress Energy-CONT. VALUE OBLIG                                  COMMON STOCK                    743263aa3                  118
QUANTUM CORP CONV SUB NOTE                                         CONVERTIBLE BONDS               747906ac9                  930
RIVERSTONE NETWORK INC CONV SUB NOTE 144A                          CONVERTIBLE BONDS               769320aa0                1,305
SEABULK INTL INC COM                                               COMMON STOCK                    81169P101                  130
SEABULK INTL INC SR SECD NTE SER-B                                 CORPORATE BONDS                 81169PAA9                4,296
SHAW GROUP INC LIQUID YIELD OPT NT 144A                            CONVERTIBLE BONDS               820280aa3                1,098
SHAW GROUP INC LIQUID YIELDXEROCPN 05/01/2021 DD 06/19/01          CONVERTIBLE BONDS               820280AC9                4,802
SIGNAL TECHNOLOGY CORP                                             COMMON STOCK                    826675100                  761
SILVERSTREAM SOFTWARE COM                                          COMMON STOCK                    827907106                   49
SOLECTRON CORP SR LIQUID YIELD OPT NTE                             CONVERTIBLE BONDS               834182ak3                4,951
SOUTHWEST GAS CORP COM                                             COMMON STOCK                    844895102                1,205
ST FRANCIS CAPITAL CORP                                            COMMON STOCK                    789374105                  379
STANDARD & POORS DEPOSITARY RECEIPTS (SPDR                         COMMON STOCK                    78462f103                  973
STANDARD MOTOR PRODUCTS INC SUB DEB CONV                           CONVERTIBLE BONDS               853666ab1                  739
STONE ENERGY CORP                                                  COMMON STOCK                    861642106                1,124
THREE-FIVE SYS INC                                                 COMMON STOCK                    88554L108                4,035
TIVO INC                                                           COMMON STOCK                    888706108                  106
TRIMBLE NAV LTD                                                    COMMON STOCK                    896239100                5,732
TRIQUINT SEMICONDUCTOR INC CONV SUB NOTE REGD                      CONVERTIBLE BONDS               89674kab9                3,254
VESTA INS GROUP INC COM                                            COMMON STOCK                     92591104                  525
WATCHGUARD TECHNOLOGIES INC                                        COMMON STOCK                    941105108                  449
WESTAIM CORP COM                                                   COMMON STOCK                    956909105                  164
WESTAR ENERGY INC                                                  COMMON STOCK                    95709t100                  515

                                                                                                                   VOTING AUTHORITY
                                                                   SHARES/           SH/     PUT/INVSTMT      OTHER
NAME OF ISSUER                                                     PRN AMT           PRN    CALL DSCRETN   MANAGERS SOLE  SHARED
----------------------------------------------------------        ----------         ---    ------------   -------------- ------
ACCEPTANCE INSURANCE COMPANIES INC                                    15,200          SH        SOLE            15,200
ADAPTEC INC CONV SUB NOTES                                         1,726,000         PRN        SOLE         1,726,000
ADELPHIA COMMUNICATIONS CORP CONV SUB NTS 3.25% 05/01/2021           450,000         PRN        SOLE           450,000
ADEPT TECHNOLOGY INC                                                  18,400          SH        SOLE            18,400
AEGON NV-ORD AMERICAN REGD DG 1 PAR                                   28,218          SH        SOLE            28,218
ALBANY MOLECULAR RESH INC COM                                         23,700          SH        SOLE            23,700
ANSWERTHINK INC                                                       26,000          SH        SOLE            26,000
APPLIED FILMS CORP COM                                                33,600          SH        SOLE            33,600
ARBOR SOFTWARE CORP SUB NOTE CONV                                     59,000         PRN        SOLE            59,000
BANK OF CAROLINAS MOCKSVILLE NORTH CAROLIN                            21,625          SH        SOLE            21,625
BANKATLANTIC BANCORP INC CONV SUB DEBS                               130,000         PRN        SOLE           130,000
BURLINGTON RES INC COM                                               140,000          SH        SOLE           140,000
CABLE & WIRELESS PLC SPONSORED ADR
                                                                     172,100          SH        SOLE           172,100
CENUCO INC                                                            20,000          SH        SOLE            20,000
CIENA CORP NT CVT3.750% 02/01/2008 DD 02/09/01                     8,740,000         PRN        SOLE         8,740,000
CLARENT CORP                                                         404,400          SH        SOLE           404,400
CORNING CVTZEROCPN 11/08/2015 DD 11/08/00                          6,000,000         PRN        SOLE         6,000,000
DENTSPLY INTERNATIONAL INC NEW                                        25,000          SH        SOLE            25,000
DEVON ENERGY COR SR DEB CONVZEROCPN 06/27/2020 DD 12/01/00        12,549,000         PRN        SOLE        12,549,000
DIAMOND OFFSHORE DRILLING INC DEB ZERO CPN                         4,000,000         PRN        SOLE         4,000,000
DIAMONDS TRUST-UNIT SERIES 1                                           3,600          SH        SOLE             3,600
DRUGSTORE COM INC COM                                                261,040          SH        SOLE           261,040
EL PASO CORP CONV DEB 0% CPN                                       8,500,000         PRN        SOLE         8,500,000
ELECTRIC FUEL CORP COM                                                20,000          SH        SOLE            20,000
EMPIRE FEDERAL BANCORP INC                                            27,747          SH        SOLE            27,747
ENERGY FACTORS CV S/D-REG                                            400,000         PRN        SOLE           400,000
EVOLVING SYSTEMS INC                                                  21,100          SH        SOLE            21,100
EXTREME NETWORKS CVT 144A3.500% 12/01/2006 DD 12/05/01               300,000         PRN        SOLE           300,000
FINANCIAL INDS CORP                                                   61,500          SH        SOLE            61,500
FIRST FEDERAL CAPITAL CORP                                            10,000          SH        SOLE            10,000
FLOW INTL INC                                                        409,622          SH        SOLE           409,622
FREEPORT MCMORAN COPPER & GOLD INC-DEP SHS                           100,400          SH        SOLE           100,400
FREEPORT-MCMORAN COPPER & GOLDDEP SH REP 0                           142,300          SH        SOLE           142,300
FSI INTL INC                                                          26,200          SH        SOLE            26,200
GATX CORP COM                                                         28,000          SH        SOLE            28,000
GENERAL MOTORS CORP-CL H NEW                                          25,000          SH        SOLE            25,000
GLOBESPAN VIRATA INC                                                  20,906          SH        SOLE            20,906
GREAT LAKES CHEMICAL CORP                                             10,000          SH        SOLE            10,000
HUMAN GENOME SCIENCES INC SUB NTE CONV                               350,000         PRN        SOLE           350,000
INFOCUS CORP COM                                                     106,000          SH        SOLE           106,000
INNOVEDA INC COM                                                     147,900          SH        SOLE           147,900
INTERNAP NETWORK SVCS CORP COM                                       394,300          SH        SOLE           394,300
INTERNATIONAL RECTIFIER CORP4.250% 07/15/2007 DD 07/19/00          7,800,000         PRN        SOLE         7,800,000
J C PENNEY COMPANY INC CONV SUB NOTES 144A                         1,000,000         PRN        SOLE         1,000,000
JUNIPER NETWORKS INC SUB NT CONV                                   2,000,000         PRN        SOLE         2,000,000
KERR MCGEE CORP DECS % EXCHANGEABLE INTO C                            37,000          SH        SOLE            37,000
LANTRONIX INC                                                         10,000          SH        SOLE            10,000
LSB FINANCIAL CORP                                                    29,500          SH        SOLE            29,500
MAGNETEK INC                                                          15,300          SH        SOLE            15,300
MANUFACTURERS SERVICES LTD                                            10,000          SH        SOLE            10,000
MAVERICK TUBE CORP COM                                               222,800          SH        SOLE           222,800
MAXTOR CORP COM NEW                                                   31,428          SH        SOLE            31,428
MERCURY INTERACTIVE CORP SUB NT CONV                               1,750,000         PRN        SOLE         1,750,000
MOTOROLA INC SUB LIQUID YLD OPT NOTE ZERO                          2,124,000         PRN        SOLE         2,124,000
NATIONAL SEMICONDUCTOR CORPCOM                                        19,100          SH        SOLE            19,100
NATIONAL-OILWELL INC                                                  70,000          SH        SOLE            70,000
NETOPIA INC                                                           13,200          SH        SOLE            13,200
OAK INDUSTRIES INC SUB CONV NTS                                    1,353,000         PRN        SOLE         1,353,000
OMNIVISION TECHNOLOGIES INC                                           16,300          SH        SOLE            16,300
PALM INC                                                              11,000          SH        SOLE            11,000
PARK ELECTROCHEMICAL COM                                              25,000          SH        SOLE            25,000
PC-TEL INC COM                                                        64,100          SH        SOLE            64,100
PETROCORP INC                                                        451,530          SH        SOLE           451,530
PHARMACEUTICAL HOLDRS TR DEPOSITARY RCPT                               2,500          SH        SOLE             2,500
Progress Energy-CONT. VALUE OBLIG                                    337,000          SH        SOLE           337,000
QUANTUM CORP CONV SUB NOTE                                         1,000,000         PRN        SOLE         1,000,000
RIVERSTONE NETWORK INC CONV SUB NOTE 144A                          1,800,000         PRN        SOLE         1,800,000
SEABULK INTL INC COM                                                  23,700          SH        SOLE            23,700
SEABULK INTL INC SR SECD NTE SER-B                                 6,137,604         PRN        SOLE         6,137,604
SHAW GROUP INC LIQUID YIELD OPT NT 144A                            2,000,000         PRN        SOLE         2,000,000
SHAW GROUP INC LIQUID YIELDXEROCPN 05/01/2021 DD 06/19/01          8,750,000         PRN        SOLE         8,750,000
SIGNAL TECHNOLOGY CORP                                               102,800          SH        SOLE           102,800
SILVERSTREAM SOFTWARE COM                                             10,000          SH        SOLE            10,000
SOLECTRON CORP SR LIQUID YIELD OPT NTE                             8,900,000         PRN        SOLE         8,900,000
SOUTHWEST GAS CORP COM                                                48,200          SH        SOLE            48,200
ST FRANCIS CAPITAL CORP                                               16,000          SH        SOLE            16,000
STANDARD & POORS DEPOSITARY RECEIPTS (SPDR                             8,500          SH        SOLE             8,500
STANDARD MOTOR PRODUCTS INC SUB DEB CONV                           1,000,000         PRN        SOLE         1,000,000
STONE ENERGY CORP                                                     29,000          SH        SOLE            29,000
THREE-FIVE SYS INC                                                   272,300          SH        SOLE           272,300
TIVO INC                                                              20,000          SH        SOLE            20,000
TRIMBLE NAV LTD                                                      344,700          SH        SOLE           344,700
TRIQUINT SEMICONDUCTOR INC CONV SUB NOTE REGD                      4,240,000         PRN        SOLE         4,240,000
VESTA INS GROUP INC COM                                               87,500          SH        SOLE            87,500
WATCHGUARD TECHNOLOGIES INC                                           71,800          SH        SOLE            71,800
WESTAIM CORP COM                                                      53,800          SH        SOLE            53,800
WESTAR ENERGY INC                                                     30,000          SH        SOLE            30,000